Leases - Schedule of future minimum lease receivables for operating leases (Details) - Vessels - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 2,980,714	$ 2,342,939
IFRS 16
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	2,144,393	1,625,467
IFRS 15
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	836,321	717,472
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	386,834	288,933
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,295,174	1,147,997
More than five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 1,298,706	$ 906,010